FINANCIAL LEASE RECEIVABLES - Components of the net investment in financial lease receivables (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Total minimum lease payments to be received	¥ 27,021	¥ 42,640
Less: allowance for uncollectibles	¥ (27,021)	(27,250)
Net minimum lease payments receivable		15,390
Less: unearned income		(342)
Net investment		¥ 15,048